Separation Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Share-based payment arrangement, accelerated cost				$ 21.0
Accrued payroll taxes				17.3
Stock issued during period, shares, new issues (in shares)	13,553,681
Share-based payment arrangement, decrease for tax withholding obligation	$ 50.6
Cumulative dividends	34.1
Common stock, shares, issued (in shares)		96,651,534	111,730,209
Common stock, shares, outstanding (in shares)		96,651,534	111,730,209
Accrued professional fees				28.6
Revaluation of the fidelis partnership	$ 1,707.1	$ 0.0	$ 0.0	$ 1,707.1
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner	9.90%
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent	$ 1,775.0
Accrued payroll taxes	17.3
Noncontrolling interest, decrease from redemptions or purchase of interests	$ 67.9
Stock repurchased and retired during period (in shares)	97,327,049
Common stock, shares, issued (in shares)	110,771,897
Common stock, shares, outstanding (in shares)	110,771,897
Accrued professional fees	$ 28.6
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, net	1,639.1
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, additional interest issued to parent	68.0
Deferred compensation arrangement with individual, compensation expense	21.0
Group | Fidelis MGU | Minimum
Related Party Transaction [Line Items]
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent	1,700.0
Group | Fidelis MGU | Maximum
Related Party Transaction [Line Items]
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent	$ 1,900.0